Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt Disclosure
Long-term Debt
	December 31, 2010	December 31, 2011
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	0	500,000
Loan Facilities – Drybulk Segment	950,290	841,453
Loan Facilities – Tanker Segment	0	130,048
Loan Facilities – Drilling Segment	1,285,358	2,279,167
Less: Deferred financing costs	(215,956)	(192,183)
Less: Dryships participation in Ocean Rig Senior Notes	-	(18,000)
Add: Valuation of Dryships participation in Ocean Rig Senior Notes	-	1,350
Total debt	2,719,692	4,241,835
Less: Current portion	(731,232)	(429,149)
Long-term portion	$1,988,460	$3,812,686

Loan movements for credit facilities and term loans throughout the year

Loan	Loan agreement date	OriginalAmount	December 31, 2010	New Loans	Repayments	December 31, 2011
Term Bank Loan	October 2, 2007	35,000	23,000	-	-5,500	17,500
Term Bank Loan	December 4, 2007	101,150	41,637	-	-27,353	14,284
Term Bank Loan	October 5, 2007	90,000	66,000	-	-4,500	61,500
Term Bank Loan	June 20, 2008	103,200	36,400	-	-4,800	31,600
Term Bank Loan	May 13, 2008	125,000	60,000	-	-9,000	51,000
Term Bank Loan	May 5, 2008	90,000	54,000	-	-6,000	48,000
Term Bank Loan	November 16, 2007	47,000	23,000	-	-3,000	20,000
Term Bank Loan	July 23, 2008	126,400	99,150	-	-13,800	85,350
Term Bank Loan	March 13, 2008	130,000	43,614	-	-5,349	38,265
Term Bank Loan	February 7, 2011	70,000	-	70,000	-3,500	66,500
Term Bank Loan	April 20\, 2011	32,313	-	32,313	-1,077	31,236
Term Bank Loan	October 26, 2011	141,350	-	32,313	-	32,313
Term Bank Loan	April 18, 2011	800,000	-	800,000	-33,333	766,667
Credit Facility	March 31, 2006	753,637	503,490	-	-159,117	344,373
Credit Facility	September 17, 2008	1,040,000	675,833		-153,333	522,500
Credit Facility	September 10, 2007	230,000	115,000	-	-115,000	-
Credit Facility	July 18, 2008	1,125,000	194,524	795,476	-	990,000
Credit Facility	December 28, 2010	300,000	300,000	-	-300,000	-
Credit Facility	December 21, 2010	325,000	-	325,000	-325,000	-
Credit Facility	September 18, 2007	325,000	-	137,711	-8,131	129,580
Convertible Senior Notes	November 21, 2009	460,000	700,000	-	-	700,000
Ocean Rig Senior Notes	April 27, 2011	$500,000	-	483,350	-	483,350
			$2,935,648	$2,676,163	($1,177,793)	$4,434,018

Long-term Debt Principal Payments
2012	$439,848
2013	754,936
2014	997,872
2015	374,401
2016 and thereafter	1,866,961

Total principal payments	4,434,018
Less: Financing fees and equity components of notes	(192,183)

Total debt	$4,241,835